13. Business Combinations and goodwill (Details 3) R$ in Millions	Dec. 31, 2019 BRL (R$)
Business Combinations And Goodwill
Total cash consideration transferred	R$ 9,371
Fair value of the Company	9,706
Non-controlling interest at fair value	R$ 335